Schedule of Investments TCW Compounders ETF (formerly TCW New America Premier Equities Fund) July 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 91.9%
Aerospace & Defense - 15.7%
General Electric Co.	29,158	$4,962,692
HEICO Corp.	72,453	17,485,806
TransDigm Group, Inc.	6,785	8,781,283
		31,229,781
Capital Markets - 6.3%
MSCI, Inc., Class A	11,467	6,200,895
S&P Global, Inc.	11,100	5,380,503
Tel Aviv Stock Exchange Ltd.	128,031	1,017,705
		12,599,103
Chemicals - 3.7%
Linde plc	16,147	7,322,665
Commercial Services & Supplies - 8.3%
Waste Connections, Inc.	92,213	16,392,705
Electrical Equipment - 3.7%
AMETEK, Inc.	42,352	7,347,225
Financial Services - 10.1%
Fiserv, Inc.*	74,753	12,227,349
Visa, Inc., Class A	29,290	7,781,474
		20,008,823
Life Sciences Tools & Services - 2.1%
Danaher Corp.	14,930	4,136,804
Media - 1.9%
Trade Desk, Inc. (The), Class A*	40,957	3,681,215
Professional Services - 4.6%
Wolters Kluwer NV	54,709	9,183,287
Semiconductors & Semiconductor Equipment - 4.3%
Broadcom, Inc.	52,784	8,481,333
Software - 30.1%
Constellation Software, Inc.	11,730	37,011,032
Fair Isaac Corp.*	2,922	4,675,200
Microsoft Corp.	37,910	15,859,649
Roper Technologies, Inc.	3,584	1,952,384
Tyler Technologies, Inc.*	330	187,476
		59,685,741
Specialty Retail - 1.1%
Murphy USA, Inc.	4,426	2,234,776
Total Common Stocks (Cost $98,084,079)		182,303,458
Investments	Shares	Value
WARRANTS - 0.0%†
Software - 0.0%†
Constellation Software, Inc.*†† (Cost $0)	14,592	$1
EXCHANGE-TRADED FUNDS - 3.4%
SPDR S&P 500 ETF Trust (Cost $6,527,154)	12,315	6,783,225
	Principal
Short-Term Investments - 8.9%
Time Deposit - 8.9%
Sumitomo Mitsui Banking Corp., London 4.68% 8/1/2024 (Cost $17,637,983)	$17,637,983	17,637,983
Total Investments - 104.2% (Cost $122,249,216)		$206,724,667
Liabilities in Excess of Other Assets - (4.2%)		(8,238,148)
Net Assets - 100.0%		$198,486,519

*	Non-income producing security.
†	Represents less than 0.05%.
††	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.

TCW Compounders ETF invested, as a percentage of net assets, in the following countries as of July 31, 2024:

United States	63.2%
Canada	26.9%
Netherlands	4.6%
Israel	0.5%
Other(1)	4.8%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

Schedule of Investments (Continued) TCW Compounders ETF (formerly TCW New America Premier Equities Fund) July 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$182,303,458	$–	$–	$182,303,458
Exchange-Traded Funds	6,783,225	–	–	6,783,225
Warrants*	–	–	1	1
Short-Term Investments
Time Deposit	17,637,983	–	–	17,637,983
Total Investments	$206,724,666	$–	$1	$206,724,667

*	Please refer to the Schedule of Investments to view securities segregated by industry.

Following is a reconciliation of investments in which significant unobservable inputs (level 3) were used in determining value:

	Warrants	Total
Balance as of October 31, 2023	$1	$1
Accrued Discounts (Premiums)	–	–
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	–	–
Purchases	–	–
Sales	–	–
Transfer in to Level 3	–	–
Transfer out of Level 3	–	–
Balance as of July 31, 2024	$1	$1

Significant unobservable valuation inputs for Level 3 investments as of July 31, 2024 are as follows:

Description	Fair Value at July 31, 2024	Valuation Techniques	Unobservable Input	Price or Price Range		Average Weighted Price		Input to Valuation If Input Increases
Warrants	$1	Broker Quote	Offered Quote	$0.000	*	$0.000	*	Increase

*	Amount rounds to less than $0.0005.